Equity Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
Stock option activity under the 2018 Plan for the three months ended March 31, 2022 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2022	3,851	$1.77
Exercised	(114)	1.12
Forfeited or expired	(56)	1.08

Outstanding at March 31, 2022 1	3,681	$1.78	$23,918	8.62

Vested and exercisable	1,339	$0.98	$9,770	7.98

1
Includes 2,576, 817, and 289 of service-based, performance-based, and market-based options, respectively, that the Company currently deems probable of vesting. The performance options vest only if gross revenue equals or exceeds certain thresholds for the years ending December 31, 2022 and 2023, while the market-based options will vest only if the price of the Company’s common stock reaches a $1,000,000 market capitalization target for any 20 days during a
30-day
period on or before the fourth anniversary of the closing of the merger.

Stock option activity under the 2018 Leafly Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	5,765	0.33
Granted	7,818	0.70
Exercised	(1,017)	0.35
Forfeited or expired	(837)	0.37

Outstanding at December 31, 2021	11,729	$0.58	$24,018	8.85

Vested and exercisable	4,203	$0.33	$10,019	8.23

Schedule of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense during the three months ended March 31:

	2022	2021
Sales and marketing	$34	$27
Product development	18	41
General and administrative	1,872	113

	$1,924	$181

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following weighted-average assumptions were used in the Black-Scholes option pricing model for the years ended December 31:

	2021	2020
Risk-free interest rate	1.15%	0.63%
Expected term in years	5.9	5.5
Expected volatility	61%	58%
Expected dividend yield	0%	0%

Schedule of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
A summary of early exercise activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Other Liabilities
Unvested at December 31, 2019	1,015	$0.65	$663
Vested	(516)	0.54	(279)

Forfeited or expired	(464)	$0.77	$(357)

Unvested at December 31, 2020	35	$0.77	$27

Vested	(35)	$0.77	$(27)
Unvested at December 31, 2021	—	$—	$—